Schedule of Investments (unaudited) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
5.00%, 05/01/23 (Call 07/01/19)(a)	$9,362	$9,494,628
5.38%, 01/15/24 (Call 07/01/19)(a)	7,952	8,133,681
5.75%, 02/01/26 (Call 02/01/21)(a)	7,687	8,037,758
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 07/01/19)	9,789	9,879,646
5.63%, 02/15/24 (Call 07/01/19)(a)	8,801	9,035,794
5.88%, 03/15/25 (Call 09/15/19)(a)	7,184	7,296,250

		51,877,757

Aerospace & Defense — 2.6%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	22,248	22,597,876
5.40%, 04/15/21 (Call 01/15/21)	22,403	22,973,412
5.87%, 02/23/22(a)	11,806	12,317,017
6.15%, 08/15/20(a)	11,526	11,870,841
Bombardier Inc.
5.75%, 03/15/22(b)	7,453	7,434,009
6.00%, 10/15/22 (Call 07/02/19)(a)(b)	20,337	19,830,202
6.13%, 01/15/23(a)(b)	20,559	20,022,470
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	16,668	16,421,887
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	24,738	24,082,000
7.88%, 04/15/27 (Call 04/15/22)(b)	34,907	33,597,987
8.75%, 12/01/21(b)	18,280	19,816,662
TransDigm Inc.
6.00%, 07/15/22 (Call 07/01/19)(a)	19,296	19,392,480
6.25%, 03/15/26 (Call 03/15/22)(b)	69,882	71,345,154
6.38%, 06/15/26 (Call 06/15/21)(a)	15,818	15,517,018
6.50%, 07/15/24 (Call 07/15/19)(a)	20,156	20,175,469
6.50%, 05/15/25 (Call 05/15/20)(a)	11,777	11,688,673
7.50%, 03/15/27 (Call 03/15/22)(b)	8,957	9,046,570
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	7,492	7,284,214
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	9,123	8,803,695

		374,217,636

Agriculture — 0.2%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)(b)	18,424	19,414,290
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	14,477	13,264,551

		32,678,841

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(b)	7,025	7,492,997
American Airlines Group Inc., 5.00%, 06/01/22(b)	5,655	5,711,550
United Continental Holdings Inc., 4.25%, 10/01/22	7,124	7,159,620

		20,364,167

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	14,117	14,064,061
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	16,572	16,349,107

		30,413,168

Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	6,181	5,947,925

Security	Par (000)	Value

Auto Manufacturers (continued)
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	$16,305	$16,239,488
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,984	10,071,360
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(a)	27,134	28,185,442
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	8,199	6,797,859
5.63%, 02/01/23 (Call 07/01/19)(a)(b)	6,159	6,078,625
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(b)	19,753	20,186,468
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	30,518	24,887,429

		118,394,596

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(b)	12,000	8,915,001
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	5,151	5,125,245
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(a)	11,645	11,217,993
6.25%, 03/15/26 (Call 03/15/21)	6,495	6,145,894
6.50%, 04/01/27 (Call 04/01/22)(a)	9,219	8,765,092
6.63%, 10/15/22 (Call 07/01/19)(a)	7,167	7,273,596
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	7,489	7,511,233
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(a)	7,563	7,599,302
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(a)	11,079	9,947,360
5.00%, 05/31/26 (Call 05/31/21)(a)	16,536	15,151,110
5.13%, 11/15/23 (Call 07/01/19)(a)	16,442	16,335,813
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	16,297	16,622,940
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	32,140	32,099,825

		152,710,404

Banks — 1.4%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)(a)	7,457	7,531,719
4.75%, 02/16/24 (Call 11/16/23)(a)	7,637	7,870,796
5.00%, 08/15/22(a)	19,482	20,212,575
5.00%, 08/01/23(a)	12,289	12,801,895
5.25%, 03/07/25 (Call 12/07/24)(a)	7,411	7,828,832
6.13%, 03/09/28(a)	8,432	9,227,138
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(a)(c)	24,598	21,939,920
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(c)	18,406	15,178,471
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(a)(c)(d)	10,809	10,566,647
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	6,682	5,637,938
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	12,500	10,531,250
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	34,771	32,912,417
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	19,221	17,385,598
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	17,489	17,255,330

		196,880,526

Building Materials — 0.7%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(b)	2,698	2,726,666
Griffon Corp., 5.25%, 03/01/22 (Call 07/01/19)(a)	18,680	18,586,600

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Standard Industries Inc./NJ 4.75%, 01/15/28 (Call 01/15/23)(a)(b)	$19,217	$18,289,180
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	8,089	7,876,664
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	17,439	17,670,416
5.50%, 02/15/23 (Call 07/01/19)(a)(b)	7,869	7,977,199
6.00%, 10/15/25 (Call 10/15/20)(b)	17,947	18,507,844
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 06/17/19)(a)	10,571	10,678,031

		102,312,600

Chemicals — 1.3%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	18,834	19,304,850
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)(a)	10,185	11,248,059
10.00%, 10/15/25 (Call 10/15/20)(a)	7,177	8,080,554
CF Industries Inc.
3.45%, 06/01/23	11,928	11,585,070
7.13%, 05/01/20	1,616	1,663,478
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(a)	9,324	8,473,185
6.63%, 05/15/23 (Call 07/01/19)(a)	15,746	15,706,635
7.00%, 05/15/25 (Call 05/15/20)(a)	11,595	11,566,012
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	18,778	17,604,375
5.00%, 05/01/25 (Call 01/31/25)(b)	8,328	7,700,179
5.25%, 08/01/23 (Call 07/02/19)(a)(b)	8,078	7,865,953
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	17,659	16,154,307
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	10,585	10,193,355
5.13%, 09/15/27 (Call 03/15/22)	7,813	7,760,555
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	7,579	6,957,996
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	11,073	10,367,096
WR Grace & Co.-Conn, 5.13%, 10/01/21(b)	11,802	11,972,884

		184,204,543

Coal — 0.1%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 07/01/19)(b)	5,620	5,584,875
6.38%, 03/31/25 (Call 03/31/20)(b)	6,281	6,098,286

		11,683,161

Commercial Services — 3.5%
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(a)	6,751	5,400,800
7.88%, 12/01/22 (Call 07/01/19)	16,213	14,997,025
8.75%, 12/01/20 (Call 07/01/19)	7,621	7,049,425
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 07/01/19)(a)	10,820	10,931,526
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(b)	13,577	11,251,939
5.88%, 10/15/20 (Call 07/01/19)	11,034	11,009,288
6.25%, 10/15/22 (Call 07/01/19)(a)	7,620	7,262,012
7.38%, 01/15/21 (Call 07/01/19)(a)	8,458	8,452,227
7.63%, 06/01/22 (Call 07/01/19)(a)(b)	23,136	23,483,040
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 07/01/19)(a)(b)	19,745	20,121,344
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	8,419	8,240,096
5.50%, 10/01/21 (Call 07/01/19)(b)	10,468	10,494,170
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 07/01/19)(a)	13,199	13,201,640

Security	Par (000)	Value

Commercial Services (continued)
5.00%, 04/15/22 (Call 07/01/19)(a)(b)	$40,395	$39,904,201
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	12,352	12,197,600
5.75%, 04/15/26(a)(b)	13,383	13,215,713
9.25%, 05/15/23 (Call 07/01/19)(b)	20,751	21,788,550
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)(b)	20,180	20,407,049
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	27,271	27,246,854
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(a)	9,136	9,177,138
5.13%, 06/01/29 (Call 06/01/24)	7,850	7,985,570
5.38%, 01/15/22 (Call 07/01/19)(a)	4,492	4,503,035
5.38%, 05/15/24 (Call 07/01/19)(a)	14,741	15,088,796
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)(b)	14,061	14,074,809
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/01/19)(a)	16,975	17,251,839
4.63%, 10/15/25 (Call 10/15/20)(a)	12,496	12,324,180
4.88%, 01/15/28 (Call 01/15/23)(a)	30,182	29,345,204
5.25%, 01/15/30 (Call 01/15/25)(a)	10,336	10,168,040
5.50%, 07/15/25 (Call 07/15/20)(a)	13,526	13,868,842
5.50%, 05/15/27 (Call 05/15/22)(a)	17,210	17,360,588
5.88%, 09/15/26 (Call 09/15/21)(a)	17,037	17,654,591
6.50%, 12/15/26 (Call 12/15/21)(a)	19,144	20,328,439
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	19,329	20,447,666

		496,233,236

Computers — 1.9%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	25,494	24,028,095
Dell Inc., 4.63%, 04/01/21	6,599	6,695,923
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/17/19)(a)(b)	28,734	29,129,092
7.13%, 06/15/24 (Call 06/17/19)(a)(b)	30,114	31,705,965
EMC Corp.
2.65%, 06/01/20(a)	22,357	22,106,154
3.38%, 06/01/23 (Call 03/01/23)(a)	18,431	17,868,854
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	16,925	13,455,375
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 07/01/19)(b)	13,644	11,616,229
9.25%, 03/01/21 (Call 07/01/19)(a)(b)	12,496	12,186,349
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	6,284	6,351,239
NCR Corp.
4.63%, 02/15/21 (Call 07/01/19)(a)	7,122	7,118,439
5.00%, 07/15/22 (Call 07/01/19)(a)	9,826	9,827,536
5.88%, 12/15/21 (Call 07/01/19)(a)	6,411	6,469,191
6.38%, 12/15/23 (Call 07/01/19)(a)	13,118	13,392,822
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	19,832	15,634,226
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	39,985	37,935,769

		265,521,258

Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	9,048	9,421,230
Avon Products Inc., 7.00%, 03/15/23(a)	8,984	9,108,597
Edgewell Personal Care Co.
4.70%, 05/19/21(a)	9,184	9,166,863
4.70%, 05/24/22(a)	8,444	8,465,022

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 07/01/19)(b)	$9,079	$9,040,090
5.00%, 07/01/25 (Call 07/01/20)(a)(b)	7,486	7,414,650

		52,616,452

Diversified Financial Services — 4.0%
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	3,420	3,407,175
4.13%, 02/13/22(a)	12,087	12,164,357
4.25%, 04/15/21(a)	10,829	10,954,519
4.63%, 05/19/22(a)	6,848	6,995,891
4.63%, 03/30/25	8,911	9,123,241
5.13%, 09/30/24	13,498	14,167,501
5.75%, 11/20/25 (Call 10/21/25)(a)	18,012	19,272,840
7.50%, 09/15/20	5,590	5,867,005
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 07/01/19)(a)	24,671	24,915,948
6.00%, 08/01/20 (Call 07/01/19)(a)	25,360	25,462,355
6.25%, 02/01/22 (Call 07/01/19)(a)	21,650	22,087,858
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	6,966	6,913,755
6.38%, 12/15/25 (Call 12/15/20)	14,417	14,551,159
6.75%, 02/01/24 (Call 02/01/20)(a)	9,258	9,506,404
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 06/03/19)(a)(b)	6,893	6,961,930
7.25%, 08/15/24 (Call 08/15/20)(b)	6,506	6,375,880
7.50%, 04/15/21 (Call 06/03/19)(a)(b)	7,025	7,142,493
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	7,255	7,263,561
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	8,049	7,874,605
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)(b)	15,713	15,673,718
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	13,390	13,277,619
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 07/01/19)	9,576	9,501,786
Navient Corp.
5.00%, 10/26/20	8,294	8,397,675
5.50%, 01/25/23	17,447	17,538,452
5.88%, 03/25/21	9,697	9,912,273
5.88%, 10/25/24(a)	8,182	8,194,364
6.13%, 03/25/24(a)	15,390	15,617,644
6.50%, 06/15/22(a)	17,250	17,940,000
6.63%, 07/26/21(a)	11,446	11,900,521
6.75%, 06/25/25(a)	8,548	8,730,238
6.75%, 06/15/26(a)	8,780	8,883,043
7.25%, 01/25/22(a)	12,281	12,991,711
7.25%, 09/25/23	7,925	8,318,873
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	17,331	16,204,485
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	21,291	21,046,154
Springleaf Finance Corp.
5.63%, 03/15/23(a)	15,719	16,143,718
6.13%, 05/15/22(a)	17,179	17,961,816
6.13%, 03/15/24 (Call 09/15/23)	17,721	18,365,601
6.63%, 01/15/28 (Call 07/15/27)	13,980	14,128,631
6.88%, 03/15/25(a)	20,779	21,668,861
7.13%, 03/15/26(a)	26,006	27,282,244
7.75%, 10/01/21	11,314	12,208,937
8.25%, 12/15/20	17,325	18,504,493

		571,401,334

Security	Par (000)	Value

Electric — 2.4%
AES Corp./VA
4.00%, 03/15/21(a)	$7,272	$7,300,407
4.50%, 03/15/23 (Call 03/15/20)(a)	8,422	8,511,484
4.88%, 05/15/23 (Call 07/01/19)(a)	11,165	11,271,417
5.13%, 09/01/27 (Call 09/01/22)(a)	9,319	9,528,677
5.50%, 04/15/25 (Call 04/15/20)(a)	8,258	8,528,780
6.00%, 05/15/26 (Call 05/15/21)(a)	9,241	9,701,766
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	19,263	18,901,819
5.38%, 01/15/23 (Call 07/01/19)(a)	20,624	20,455,296
5.50%, 02/01/24 (Call 07/01/19)	9,475	9,196,672
5.75%, 01/15/25 (Call 10/15/19)(a)	21,051	20,371,474
5.88%, 01/15/24 (Call 07/01/19)(a)(b)	8,111	8,205,747
6.00%, 01/15/22 (Call 07/01/19)(a)(b)	12,463	12,549,268
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	8,263	8,192,764
5.75%, 10/15/25 (Call 10/15/21)(b)	11,386	11,384,221
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	8,969	8,896,127
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,346	9,118,098
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(b)	7,295	7,481,898
5.75%, 01/15/28 (Call 01/15/23)	14,155	14,829,329
6.63%, 01/15/27 (Call 07/15/21)(a)	22,642	24,085,427
7.25%, 05/15/26 (Call 05/15/21)(a)	18,395	19,923,845
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	9,627	8,142,837
7.25%, 05/15/27 (Call 05/15/22)(b)	3,420	3,465,315
10.50%, 01/15/26 (Call 01/15/22)(b)	11,892	11,924,207
Vistra Energy Corp.
5.88%, 06/01/23 (Call 07/01/19)(a)	8,186	8,352,533
7.38%, 11/01/22 (Call 06/06/19)	822	850,013
7.63%, 11/01/24 (Call 11/01/19)	22,015	23,152,861
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	16,234	16,682,464
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	23,243	23,916,519

		344,921,265

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	9,065	8,951,688
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	9,650	9,730,416
7.75%, 01/15/27 (Call 01/15/22)(b)	10,623	11,074,477

		29,756,581

Electronics — 0.5%
ADT Security Corp. (The)
3.50%, 07/15/22	17,314	16,791,628
4.13%, 06/15/23(a)	12,892	12,474,622
6.25%, 10/15/21	16,133	16,899,317
Sensata Technologies BV
4.88%, 10/15/23(b)	8,499	8,730,720
5.00%, 10/01/25(b)	13,283	13,283,000
5.63%, 11/01/24(a)(b)	6,777	7,124,321

		75,303,608

Energy – Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(b)	8,011	7,781,936
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	12,088	11,604,480

		19,386,416

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(a)	$18,311	$18,036,335
5.88%, 10/15/24 (Call 07/15/24)	12,614	12,970,976
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	17,006	14,455,100

		45,462,411

Entertainment — 2.2%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	9,771	8,879,396
5.88%, 11/15/26 (Call 11/15/21)	11,450	10,093,891
6.13%, 05/15/27 (Call 05/15/22)(a)	6,992	6,136,878
Caesars Resort Collection LLC/CRC Finco Inc.,
5.25%, 10/15/25 (Call 10/15/20)(a)(b)	29,579	28,993,581
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	8,709	8,397,381
5.50%, 04/01/27 (Call 04/01/22)(b)	9,727	9,885,064
Cinemark USA Inc.
4.88%, 06/01/23 (Call 07/01/19)(a)	14,916	15,065,160
5.13%, 12/15/22 (Call 07/01/19)(a)	8,130	8,237,553
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)(a)	15,040	15,434,800
6.00%, 09/15/26 (Call 09/15/21)(a)	10,853	11,186,298
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(b)	25,061	26,032,114
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	13,403	13,897,236
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	19,214	20,270,770
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)(a)(b)	10,655	10,770,553
6.38%, 02/01/24 (Call 02/01/21)(b)	11,299	11,645,032
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	21,016	20,648,220
8.25%, 03/15/26 (Call 03/15/22)(b)	19,063	19,218,173
10.00%, 12/01/22 (Call 07/01/19)(a)	19,505	20,483,139
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(b)	17,905	17,815,475
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	8,640	8,593,258
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	17,962	18,523,312

		310,207,284

Environmental Control — 0.3%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 07/01/19)(a)	5,935	6,079,259
5.88%, 07/01/25 (Call 07/01/20)	6,657	6,806,783
6.00%, 01/01/27 (Call 01/01/22)(a)	7,416	7,538,512
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)(b)	6,498	6,319,305
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	6,763	6,520,659
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	10,306	10,525,003

		43,789,521

Food — 2.3%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	20,502	19,832,483
6.63%, 06/15/24 (Call 07/01/19)(a)	22,205	22,485,338
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	10,191	10,686,548
B&G Foods Inc.
4.63%, 06/01/21 (Call 07/01/19)(a)	11,605	11,572,361
5.25%, 04/01/25 (Call 04/01/20)(a)	16,005	15,504,844
JBS Investments GmbH
6.25%, 02/05/23 (Call 07/01/19)(b)	13,212	13,476,901

Security	Par (000)	Value

Food (continued)
7.25%, 04/03/24 (Call 07/01/19)(a)(b)	$13,069	$13,541,869
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(b)	20,440	20,872,220
5.88%, 07/15/24 (Call 07/15/19)(a)(b)	16,939	17,390,133
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	18,754	19,839,052
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(a)(b)	16,646	17,484,542
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	13,690	13,724,225
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	14,473	14,538,509
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)(b)	16,780	16,989,750
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	14,942	15,147,452
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(b)	29,736	28,999,737
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	17,348	17,554,007
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	15,868	15,748,990
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	22,924	23,028,304

		328,417,265

Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(a)	8,665	8,567,519
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	9,377	9,376,163
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	20,399	20,246,007
5.13%, 01/15/24 (Call 07/01/19)	14,358	14,537,906

		52,727,595

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(a)	11,780	12,071,344
5.63%, 05/20/24 (Call 03/20/24)	10,245	10,603,575
5.75%, 05/20/27 (Call 02/20/27)	9,908	10,149,755
5.88%, 08/20/26 (Call 05/20/26)(a)	11,794	12,206,790

		45,031,464

Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)(b)	10,754	11,148,313
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	7,551	7,893,155

		19,041,468

Health Care – Products — 1.2%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	26,466	27,557,722
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	34,178	37,553,077
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	17,149	16,977,510
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	6,919	6,758,380
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 06/17/19)(a)(b)	7,372	7,584,314
12.50%, 11/01/21 (Call 07/01/19)(a)(b)	6,205	6,872,984
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	9,256	5,692,440
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 07/01/19)(b)	629	603,447
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	10,695	6,804,694
5.63%, 10/15/23 (Call 07/01/19)(a)(b)	12,666	8,707,875
5.75%, 08/01/22 (Call 07/01/19)(a)(b)	14,083	11,477,645
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 07/01/19)(b)	23,287	21,729,682

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	$9,916	$9,804,445
4.88%, 06/01/26 (Call 06/01/21)	5,465	5,524,842

		173,649,057

Health Care – Services — 7.1%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 07/01/19)(a)	12,858	12,901,396
Centene Corp.
4.75%, 05/15/22 (Call 07/01/19)	16,977	17,184,289
4.75%, 01/15/25 (Call 01/15/20)(a)	20,494	20,853,559
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	30,780	31,944,253
5.63%, 02/15/21 (Call 07/01/19)	22,207	22,486,129
6.13%, 02/15/24 (Call 07/01/19)(a)	16,914	17,692,749
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 07/01/19)(a)	16,854	16,474,785
6.25%, 03/31/23 (Call 03/31/20)	53,631	51,201,516
6.88%, 02/01/22 (Call 07/01/19)(a)	38,104	25,584,637
8.00%, 03/15/26 (Call 03/15/22)(b)	28,414	27,188,646
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	24,815	18,606,287
8.63%, 01/15/24 (Call 01/15/21)(b)	18,191	18,174,755
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(e)	30,803	24,741,995
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(a)	26,188	24,781,704
5.13%, 07/15/24 (Call 07/15/19)(a)	29,130	28,401,750
5.75%, 08/15/22 (Call 07/01/19)(a)	20,739	20,946,390
Encompass Health Corp., 5.75%, 11/01/24 (Call 07/01/19)(a)	23,199	23,372,993
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	20,999	17,691,658
HCA Healthcare Inc., 6.25%, 02/15/21(a)	16,962	17,685,307
HCA Inc.
5.38%, 02/01/25(a)	43,958	46,019,630
5.38%, 09/01/26 (Call 03/01/26)(a)	16,275	16,927,790
5.63%, 09/01/28 (Call 03/01/28)	25,026	26,091,857
5.88%, 05/01/23(a)	20,822	22,136,389
5.88%, 02/15/26 (Call 08/15/25)(a)	25,422	27,047,948
5.88%, 02/01/29 (Call 08/01/28)(a)	17,453	18,518,361
7.50%, 02/15/22(a)	34,223	37,431,406
MEDNAX Inc.
5.25%, 12/01/23 (Call 07/01/19)(b)	13,485	13,451,288
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	17,174	17,345,740
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(a)	13,338	13,631,853
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 07/01/19)(a)(b)	26,818	26,717,432
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 07/01/19)(b)	13,178	13,985,153
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	24,245	25,525,136
Tenet Healthcare Corp.
4.38%, 10/01/21(a)	16,594	16,757,348
4.50%, 04/01/21	13,802	13,905,515
4.63%, 07/15/24 (Call 07/15/20)(a)	32,842	32,652,134
4.75%, 06/01/20	4,727	4,767,180
5.13%, 05/01/25 (Call 05/01/20)(a)	24,396	24,213,030
6.00%, 10/01/20	29,978	30,764,842
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	24,062	24,573,318
6.75%, 06/15/23(a)	32,244	32,082,780

Security	Par (000)	Value

Health Care – Services (continued)
7.00%, 08/01/25 (Call 08/01/20)(a)	$7,731	$7,608,000
8.13%, 04/01/22(a)	47,785	49,995,056
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)(a)	20,763	21,119,144
5.38%, 08/15/26 (Call 08/15/21)(b)	13,013	13,348,492

		1,014,531,620

Home Builders — 1.6%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(a)	6,965	5,721,295
8.75%, 03/15/22 (Call 06/17/19)	7,438	7,673,529
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 07/02/19)(a)(b)	7,011	7,024,291
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/02/19)(a)(b)	8,746	8,836,535
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(a)(b)	6,092	5,041,130
10.50%, 07/15/24 (Call 07/15/20)(b)	6,398	4,890,471
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	7,534	7,995,457
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(a)	9,104	9,173,906
4.50%, 04/30/24 (Call 01/31/24)(a)	11,184	11,330,081
4.75%, 04/01/21 (Call 02/01/21)	7,354	7,492,035
4.75%, 11/15/22 (Call 08/15/22)	9,476	9,772,125
4.75%, 05/30/25 (Call 02/28/25)(a)	8,104	8,206,567
4.75%, 11/29/27 (Call 05/29/27)(a)	16,559	16,636,620
4.88%, 12/15/23 (Call 09/15/23)(a)	5,982	6,143,835
5.88%, 11/15/24 (Call 05/15/24)	7,139	7,603,779
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(a)	7,375	7,743,750
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	12,739	12,891,868
5.00%, 01/15/27 (Call 10/15/26)	10,723	10,840,869
5.50%, 03/01/26 (Call 12/01/25)	12,419	13,008,902
Taylor Morrison Communities Inc.
5.88%, 06/15/27 (Call 03/15/27)(b)	7,525	7,485,118
6.63%, 05/15/22 (Call 07/01/19)(a)	6,017	6,199,177
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 06/20/19)(a)(b).	7,149	7,165,724
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(a)	7,248	6,930,900
4.38%, 04/15/23 (Call 01/15/23)	5,506	5,600,703
4.88%, 03/15/27 (Call 12/15/26)(a)	7,847	7,817,574
5.88%, 02/15/22 (Call 11/15/21)(a)	6,168	6,484,110
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	7,441	7,385,193
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)(a)	7,778	7,525,215

		230,620,759

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(a)	10,988	11,066,976
5.63%, 10/15/23 (Call 07/01/19)(a)	6,760	6,863,935

		17,930,911

Household Products & Wares — 0.3%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 07/02/19)(a)(b)	15,382	13,228,520

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Prestige Brands Inc.
5.38%, 12/15/21 (Call 07/01/19)(a)(b)	$6,612	$6,612,000
6.38%, 03/01/24 (Call 07/01/19)(a)(b)	10,549	10,813,667
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(a)	17,882	18,194,935

		48,849,122

Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)(b)	16,171	14,675,183
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	12,796	13,147,890
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	4,275	4,317,750
Genworth Holdings Inc., 7.63%, 09/24/21	12,489	12,038,875
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	23,132	22,805,839
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	9,044	9,004,244
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)(c)	12,481	12,630,772

		88,620,553

Internet — 2.3%
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(b)	8,457	8,493,999
6.38%, 06/01/24 (Call 07/01/19)(a)	5,477	5,746,058
Netflix Inc.
4.38%, 11/15/26(a)	18,739	18,354,851
4.88%, 04/15/28	27,805	27,506,096
5.38%, 02/01/21(a)	8,206	8,451,277
5.38%, 11/15/29(a)(b)	13,220	13,434,825
5.50%, 02/15/22(a)	11,853	12,341,936
5.75%, 03/01/24(a)	7,280	7,725,900
5.88%, 02/15/25(a)	13,251	14,095,751
5.88%, 11/15/28(a)	34,040	35,795,188
6.38%, 05/15/29(a)(b)	13,878	15,143,067
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(a)	5,717	5,695,561
4.20%, 09/15/20(a)	11,447	11,506,524
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	20,222	20,171,445
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(b)	5,500	5,747,500
8.00%, 11/01/26 (Call 11/01/21)(b)	12,500	13,218,750
VeriSign Inc.
4.63%, 05/01/23 (Call 07/01/19)	11,449	11,548,867
4.75%, 07/15/27 (Call 07/15/22)(a)	11,412	11,633,756
5.25%, 04/01/25 (Call 01/01/25)	8,126	8,513,114
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)(b)	30,353	31,187,708
6.00%, 04/01/23 (Call 07/01/19)(a)	24,079	24,655,853
6.38%, 05/15/25 (Call 05/15/20)(a)	15,437	15,880,814

		326,848,840

Iron & Steel — 0.7%
AK Steel Corp., 7.63%, 10/01/21 (Call 07/01/19)	8,024	7,753,190
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)(a)	7,076	7,038,497
7.88%, 08/15/23 (Call 05/15/23)	8,970	9,438,324
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	5,312	5,298,720
5.75%, 03/01/25 (Call 03/01/20)(a)	13,324	12,955,924
5.88%, 06/01/27 (Call 06/01/22)(b)	11,344	10,578,280

Security	Par (000)	Value

Iron & Steel (continued)
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)(a)	$7,062	$7,220,895
5.13%, 10/01/21 (Call 07/01/19)	11,231	11,259,077
5.25%, 04/15/23 (Call 07/01/19)	6,452	6,536,683
5.50%, 10/01/24 (Call 10/01/19)(a)	7,525	7,697,448
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(a)	11,571	9,517,148
6.88%, 08/15/25 (Call 08/15/20)(a)	12,011	10,389,515

		105,683,701

Leisure Time — 0.3%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 07/01/19)(a)(b)	9,264	9,320,742
5.38%, 04/15/23 (Call 07/01/19)(a)(b)	9,155	9,242,476

Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)(b)	15,266	14,919,462
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b) .	10,708	10,400,145

		43,882,825

Lodging — 2.3%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(a)	13,233	13,398,412
6.38%, 04/01/26 (Call 04/01/21)(a)	11,890	12,277,614
6.88%, 05/15/23 (Call 06/17/19)(a)	12,530	12,930,099
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)(b)	7,239	7,200,220
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	11,030	10,313,050
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)(a)	15,881	15,683,590
5.13%, 05/01/26 (Call 05/01/21)(a)	30,452	30,756,520
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(a)	15,768	15,832,057
4.88%, 04/01/27 (Call 04/01/22)(a)	10,269	10,311,253
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 07/01/19)(b)	13,619	13,972,413
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	9,588	9,322,333
5.50%, 04/15/27 (Call 01/15/27)(a)	14,359	14,525,026
5.75%, 06/15/25 (Call 03/15/25)(a)	18,680	19,590,650
6.00%, 03/15/23(a)	23,782	25,107,666
6.63%, 12/15/21(a)	23,612	25,176,295
7.75%, 03/15/22	19,362	21,327,952
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	5,373	5,261,222
4.25%, 03/01/22 (Call 12/01/21)	10,117	10,059,333
5.75%, 04/01/27 (Call 01/01/27)	8,294	8,368,646
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	7,504	7,350,362
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	14,480	13,768,603
5.50%, 03/01/25 (Call 12/01/24)(b)	32,119	31,516,101

		334,049,417

Machinery — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(b)	13,156	12,958,660

Media — 11.5%
Altice Financing SA
6.63%, 02/15/23 (Call 07/01/19)(a)(b)	36,943	37,446,769
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	46,882	46,178,770

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Altice Finco SA, 8.13%, 01/15/24 (Call 07/01/19)(b)	$6,486	$6,620,179
Altice France SA/France, 8.13%, 02/01/27 (Call 02/01/22)(a)(b)	30,833	30,853,165
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(b)	26,217	24,185,463
7.75%, 05/15/22 (Call 07/01/19)(a)(b)	54,006	54,951,105
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	11,345	11,336,681
AMC Networks Inc.
4.75%, 12/15/22 (Call 07/01/19)(a)	9,972	10,048,867
4.75%, 08/01/25 (Call 08/01/21)(a)	14,398	14,114,542
5.00%, 04/01/24 (Call 04/01/20)	16,763	16,695,110
Cablevision Systems Corp., 5.88%, 09/15/22(a)	12,724	13,165,523
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)	7,060	7,041,799
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	45,141	44,644,137
5.13%, 02/15/23 (Call 07/01/19)	15,485	15,640,315
5.13%, 05/01/23 (Call 07/01/19)(b)	18,649	18,928,735
5.13%, 05/01/27 (Call 05/01/22)(b)	57,236	57,379,090
5.25%, 03/15/21 (Call 07/01/19)	5,351	5,363,542
5.25%, 09/30/22 (Call 07/01/19)(a)	18,935	19,175,474
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	12,115	12,402,479
5.38%, 06/01/29 (Call 06/01/24)(b)	9,000	9,011,250
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	26,797	27,428,860
5.75%, 09/01/23 (Call 07/01/19)	9,466	9,646,939
5.75%, 01/15/24 (Call 07/01/19)	17,775	18,139,590
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	43,401	45,055,663
5.88%, 04/01/24 (Call 07/01/19)(b)	29,184	30,168,960
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	13,941	14,405,410
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(a)(b)	38,863	41,460,506
6.50%, 11/15/22 (Call 07/01/19)(a)	44,160	44,932,800
CSC Holdings LLC
5.13%, 12/15/21 (Call 06/11/19)(b)	20,610	20,602,640
5.25%, 06/01/24	12,625	12,723,475
5.38%, 07/15/23 (Call 06/11/19)(a)(b)	17,508	17,761,502
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	15,679	15,718,197
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	24,208	24,578,988
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	22,564	22,910,687
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	29,252	31,004,926
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	15,717	16,517,781
6.75%, 11/15/21	17,321	18,425,214
7.50%, 04/01/28 (Call 04/01/23)(b)	18,170	19,328,337
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	10,559	11,240,895
10.88%, 10/15/25 (Call 10/15/20)(b)	26,651	30,316,845
DISH DBS Corp.
5.00%, 03/15/23(a)	25,234	23,503,465
5.13%, 05/01/20(a)	4,876	4,910,010
5.88%, 07/15/22(a)	32,951	32,343,054
5.88%, 11/15/24(a)	33,865	30,478,500
6.75%, 06/01/21(a)	32,816	33,882,520
7.75%, 07/01/26(a)	33,201	30,370,615
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)(b)	8,817	8,881,750
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	12,117	12,480,510
7.00%, 05/15/27 (Call 05/15/22)(b)	13,181	13,961,842
iHeartCommunications Inc.
6.38%, 05/01/26 (Call 05/01/22)	2,315	2,413,195
8.38%, 05/01/27 (Call 05/01/22)	6,626	6,948,816
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)	22,457	23,184,607

Security	Par (000)	Value

Media (continued)
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	$16,573	$16,697,297
5.88%, 11/15/22 (Call 06/11/19)	5,589	5,699,033
Quebecor Media Inc., 5.75%, 01/15/23(a)	13,990	14,632,840
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	7,629	7,287,984
5.38%, 04/01/21 (Call 06/17/19)(a)	8,473	8,478,825
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	9,006	9,096,060
6.13%, 10/01/22 (Call 06/17/19)(a)	7,745	7,877,772
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	16,451	16,343,040
4.63%, 05/15/23 (Call 07/01/19)(a)(b)	6,995	7,020,260
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	26,618	26,227,048
5.38%, 04/15/25 (Call 04/15/20)(a)(b)	15,827	15,985,270
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	17,243	17,393,876
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	26,600	27,407,975
TEGNA Inc.
5.13%, 07/15/20 (Call 07/01/19)	6,348	6,379,740
6.38%, 10/15/23 (Call 07/01/19)(a)	12,804	13,175,116
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(b)	15,400	15,114,458
Tribune Media Co., 5.88%, 07/15/22(Call 06/11/19)	20,127	20,397,708
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)(b)	14,930	15,302,439
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(a)(b)	10,030	10,241,257
Univision Communications Inc.
5.13%, 05/15/23 (Call 07/01/19)(a)(b)	19,972	18,873,540
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	25,225	23,112,406
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	9,168	9,071,409
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	19,836	20,083,950
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(a)(c)	10,052	10,014,305
6.25%, 02/28/57 (Call 02/28/27)(c)	11,264	11,436,480
Videotron Ltd.
5.00%, 07/15/22(a)	13,368	13,805,245
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	12,082	12,155,355
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	9,523	9,892,016
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(a)(b)	1,621	1,642,276
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	8,167	8,401,801
Virgin Media Secured Finance PLC
5.25%, 01/15/21(a)	6,953	7,131,171
5.25%, 01/15/26 (Call 01/15/20)(a)(b)	17,106	17,020,470
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,347	13,382,370
5.50%, 05/15/29 (Call 05/15/24)(b)	13,600	13,515,000
Ziggo Bond Co. BV
5.88%, 01/15/25 (Call 01/15/20)(a)(b)	6,915	6,826,402
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	10,832	10,493,500
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(b)	34,191	33,336,225

		1,651,862,013

Metal Fabricate & Hardware — 0.3%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	26,164	25,575,310
6.25%, 08/15/24 (Call 08/15/19)(a)(b)	18,471	18,886,598

		44,461,908

7

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.3%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	$9,316	$9,314,433
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	13,402	13,670,040
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	8,536	8,866,008
Constellium NV
5.75%, 05/15/24 (Call 07/01/19)(a)(b)	6,526	6,583,103
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	9,927	9,827,730
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	11,538	11,794,509
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	12,857	12,923,616
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	8,004	8,082,716
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	12,988	13,043,199
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(a)	32,268	31,620,507
3.88%, 03/15/23 (Call 12/15/22)(a)	33,472	32,216,800
4.00%, 11/14/21(a)	9,331	9,377,655
4.55%, 11/14/24 (Call 08/14/24)(a)	14,144	13,674,596
6.88%, 02/15/23 (Call 02/15/20)(a)	11,258	11,820,900

		192,815,812

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 07/01/19)(a)	8,155	8,267,131
5.00%, 09/01/25 (Call 03/01/20)(a)	11,198	11,320,058
5.50%, 12/01/24 (Call 06/01/24)	10,253	10,675,936
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	8,845	8,527,464
4.63%, 05/15/22 (Call 04/15/22)	7,017	6,711,651
4.63%, 03/15/24 (Call 12/15/23)(a)	8,353	7,400,842
4.70%, 04/01/23 (Call 03/01/23)	7,929	7,433,438
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)	15,988	15,808,135
4.50%, 05/15/21(a)	4,936	4,997,009

		81,141,664

Oil & Gas — 8.1%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(a)	9,349	8,869,864
5.13%, 12/01/22 (Call 07/01/19)(a)	20,653	20,362,567
5.38%, 11/01/21 (Call 07/01/19)	17,233	17,189,199
5.63%, 06/01/23 (Call 07/01/19)(a)	13,915	13,775,850
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(b)	10,815	10,159,341
10.00%, 04/01/22 (Call 04/01/20)(a)(b)	15,853	16,822,252
California Resources Corp., 8.00%, 12/15/22 (Call 07/01/19)(a)(b)	34,237	23,965,900
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)(a)	10,542	10,460,827
6.38%, 07/01/26 (Call 07/01/21)(a)	7,596	7,480,161
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 07/01/19)(a)	15,851	15,024,133
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 07/01/19)(a)	7,019	6,748,267
7.00%, 10/01/24 (Call 04/01/21)(a)	13,643	12,321,334
7.50%, 10/01/26 (Call 10/01/21)	6,303	5,546,640
8.00%, 01/15/25 (Call 01/15/20)(a)	21,346	19,593,474
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	14,759	13,377,189
8.00%, 06/15/27 (Call 06/15/22)(a)	23,333	20,649,705
CNX Resources Corp.
5.88%, 04/15/22 (Call 07/01/19)	15,031	14,432,891
7.25%, 03/14/27 (Call 03/14/22)(b)	8,590	7,712,209

Security	Par (000)	Value

Oil & Gas (continued)
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	$20,310	$19,446,825
Denbury Resources Inc.
7.50%, 02/15/24 (Call 08/15/20)(a)(b)	7,801	6,730,313
9.00%, 05/15/21 (Call 07/01/19)(a)(b)	10,478	10,207,319
9.25%, 03/31/22 (Call 07/01/19)(b)	8,384	8,086,069
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)(a)	9,124	8,158,139
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)(b)	600	608,313
4.75%, 11/01/24 (Call 11/01/19)(a)	11,647	11,808,360
5.38%, 05/31/25 (Call 05/31/20)	14,754	15,344,160
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)(b)	9,038	9,145,326
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	7,464	7,762,560
Ensco Rowan PLC
4.50%, 10/01/24 (Call 07/01/24)(a)	10,926	7,571,955
5.20%, 03/15/25 (Call 12/15/24)(a)	10,350	7,167,375
7.75%, 02/01/26 (Call 11/01/25)(a)	18,205	13,562,725
EP Energy LLC/Everest Acquisition Finance Inc.
7.75%, 05/15/26 (Call 05/15/21)(a)(b)	19,061	16,201,850
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	10,382	6,488,750
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	10,670	3,307,700
9.38%, 05/01/24 (Call 05/01/20)(a)(b)	11,060	3,539,200
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(b)	13,395	10,515,075
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	6,358	5,467,880
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	11,980	9,943,400
6.38%, 05/15/25 (Call 05/15/20)(a)	8,777	7,295,881
6.38%, 01/15/26 (Call 01/15/21)	7,779	6,339,885
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 07/01/19)(a)(b)	8,530	8,299,424
5.75%, 10/01/25 (Call 04/01/20)(b)	7,794	7,689,268
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	10,664	10,723,985
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	18,136	17,977,310
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/02/19)(a)(b)	12,256	10,826,133
6.50%, 01/15/25 (Call 01/15/20)(b)	11,948	11,526,236
7.00%, 03/31/24 (Call 07/02/19)(a)(b)	18,267	16,158,683
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	12,000	9,944,400
10.50%, 05/15/27 (Call 05/15/22)(b)	8,915	8,300,155
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	8,083	7,944,579
4.45%, 12/01/22 (Call 09/01/22)	9,533	9,378,089
5.75%, 08/15/25 (Call 08/15/20)(a)	9,536	9,512,160
6.88%, 08/15/24 (Call 08/15/19)(a)	9,651	9,971,588
Nabors Industries Inc.
4.63%, 09/15/21(a)	11,344	10,861,880
5.00%, 09/15/20(a)	11,631	11,667,347
5.50%, 01/15/23 (Call 11/15/22)(a)	10,095	8,875,726
5.75%, 02/01/25 (Call 11/01/24)(a)	13,771	11,326,647
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	11,900	10,293,500
7.95%, 04/01/25 (Call 01/01/25)(a)	8,590	6,596,046
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	7,320	6,488,082
6.88%, 03/15/22 (Call 07/01/19)	15,045	14,654,770
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(b)	12,449	11,997,724

8

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	$6,920	$6,781,600
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	11,123	11,076,654
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	12,075	12,003,456
6.25%, 06/01/24 (Call 07/01/19)(a)(b)	6,559	6,716,640
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 07/01/19)(a)	8,229	8,385,865
7.25%, 06/15/25 (Call 06/15/20)(a)	13,627	13,873,989
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(a)	10,511	9,804,135
6.13%, 09/15/24 (Call 09/15/19)(a)	6,241	6,031,490
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	10,402	8,987,224
5.13%, 10/06/24 (Call 10/06/20)(b)	9,569	8,623,583
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	11,686	11,033,045
5.38%, 10/01/22 (Call 07/01/22)	7,655	7,356,302
5.63%, 03/01/26 (Call 12/01/25)(a)	8,513	7,715,403
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(a)	13,482	11,763,045
5.00%, 08/15/22 (Call 05/15/22)(a)	10,063	9,540,982
5.00%, 03/15/23 (Call 12/15/22)(a)	11,339	10,616,139
5.75%, 06/01/21 (Call 03/01/21)(a)	7,629	7,614,696
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)(a)	11,739	10,638,469
7.38%, 06/15/25 (Call 03/15/25)(a)	7,623	5,886,385
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 07/01/19)(a)(b)	6,261	1,330,462
7.38%, 11/01/21 (Call 07/01/19)(a)(b)	5,232	1,092,180
13.00%, 11/30/20 (Call 07/01/19)(b)	9,480	9,373,350
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/01/19)	11,709	1,308,481
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	6,223	5,328,444
7.75%, 06/15/21 (Call 07/01/19)	4,929	563,589
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)(b)	12,905	12,229,101
6.75%, 05/01/23 (Call 07/01/19)(a)(b)	6,557	6,602,079
6.88%, 06/30/23 (Call 07/02/19)(a)(b)	7,741	7,808,734
SM Energy Co.
5.00%, 01/15/24 (Call 07/01/19)(a)	7,389	6,508,198
5.63%, 06/01/25 (Call 06/01/20)(a)	8,237	7,209,663
6.13%, 11/15/22 (Call 07/01/19)	7,037	6,841,283
6.63%, 01/15/27 (Call 01/15/22)(a)	8,689	7,646,320
6.75%, 09/15/26 (Call 09/15/21)(a)	9,720	8,610,705
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	15,642	14,581,472
7.50%, 04/01/26 (Call 04/01/21)	12,364	11,869,440
7.75%, 10/01/27 (Call 10/01/22)(a)	7,149	6,845,167
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)(a)	16,790	16,961,594
5.50%, 02/15/26 (Call 02/15/21)	12,945	13,067,977
6.00%, 04/15/27 (Call 04/15/22)(a)(b)	11,869	12,061,871
Series WI, 5.88%, 03/15/28 (Call 03/15/23)(a)	6,536	6,602,721
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	10,782	10,771,397
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(b)	13,528	12,581,040
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	13,671	12,765,296
9.00%, 07/15/23 (Call 07/15/20)(b)	18,968	19,517,677

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	$7,972	$8,001,915
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	8,832	9,108,000
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	4,855	4,806,450
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(a)	15,081	14,892,487
6.25%, 04/01/23 (Call 01/01/23)(a)	6,195	5,978,175
6.63%, 01/15/26 (Call 10/15/25)(a)	17,672	16,169,880
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	11,348	11,186,055
5.75%, 06/01/26 (Call 06/01/21)	8,136	8,105,490
6.00%, 01/15/22 (Call 10/15/21)	10,257	10,433,420
8.25%, 08/01/23 (Call 06/01/23)(a)	7,658	8,456,620

		1,161,870,430

Oil & Gas Services — 0.5%
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	7,040	5,280,000
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	9,981	7,735,275
SESI LLC
7.13%, 12/15/21 (Call 07/01/19)(a)	14,756	10,993,220
7.75%, 09/15/24 (Call 09/15/20)(a)	7,392	4,821,063
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	5,776	6,045,017
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	6,702	6,801,193
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)(a)	11,927	12,261,204
6.88%, 09/01/27 (Call 09/01/22)(b)	13,060	13,353,850

		67,290,822

Packaging & Containers — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 06/11/19)(a)(b)	13,574	13,519,241
4.63%, 05/15/23 (Call 07/01/19)(a)(b)	18,176	18,153,280
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	27,904	27,700,301
7.25%, 05/15/24 (Call 07/01/19)(a)(b)	28,234	29,469,237
Ball Corp.
4.00%, 11/15/23(a)	16,434	16,571,635
4.38%, 12/15/20(a)	14,156	14,403,730
4.88%, 03/15/26 (Call 12/15/25)(a)	13,655	14,021,978
5.00%, 03/15/22	11,825	12,279,671
5.25%, 07/01/25(a)	17,945	18,926,367
Berry Global Escrow Corp.
4.88%, 07/15/26 (Call 07/15/22)(b)	15,840	15,756,523
5.63%, 07/15/27 (Call 07/15/22)(b)	1,486	1,501,454
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	8,960	8,512,000
5.13%, 07/15/23 (Call 07/01/19)(a)	11,586	11,706,176
5.50%, 05/15/22 (Call 07/01/19)(a)	8,902	9,013,275
6.00%, 10/15/22 (Call 07/01/19)(a)	5,890	6,018,473
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(b)	24,313	23,841,936
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	23,844	23,050,443
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	16,774	17,023,597
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	7,394	7,176,381

9

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(a)	$15,079	$15,220,366
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)(b)	10,000	8,982,292
7.88%, 07/15/26 (Call 07/15/21)(b)	9,051	8,190,347
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	8,853	8,988,562
5.88%, 08/15/23(b)	12,118	12,679,427
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)(b)	28,518	28,594,999
5.75%, 10/15/20 (Call 07/01/19)	38,224	38,282,793
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	13,917	14,020,412
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	7,183	7,409,072
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	7,339	7,593,572
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	7,810	8,127,281
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,884	7,171,407
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	4,996	5,171,641

		459,077,869

Pharmaceuticals — 4.1%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	29,729	31,312,126
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	26,878	29,070,237
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 07/01/19)(b)	6,572	6,597,525
5.50%, 11/01/25 (Call 11/01/20)(b)	31,229	31,409,816
5.75%, 08/15/27 (Call 08/15/22)(b)	8,001	8,093,512
5.88%, 05/15/23 (Call 07/02/19)(a)(b)	48,496	48,738,480
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	57,903	56,491,614
6.50%, 03/15/22 (Call 07/01/19)(b)	20,088	20,770,188
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	35,574	37,241,531
7.00%, 01/15/28 (Call 01/15/23)(b)	12,300	12,177,000
7.25%, 05/30/29 (Call 05/30/24)(b)	11,390	11,318,813
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	27,017	29,043,275
Elanco Animal Health Inc.
3.91%, 08/27/21(a)(b)	7,103	7,245,928
4.27%, 08/28/23 (Call 07/28/23)(a)(b)	12,346	12,820,311
4.90%, 08/28/28 (Call 05/28/28)(a)(b)	12,653	13,673,210
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/01/19)(a)(b)	25,192	18,046,289
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	19,091	12,695,515
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	26,044	25,262,680
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(a)	51,045	47,013,604
2.80%, 07/21/23(a)	49,772	41,435,190
3.15%, 10/01/26(a)	58,554	44,574,232
6.00%, 04/15/24 (Call 01/15/24)(a)	19,638	18,102,939
6.75%, 03/01/28 (Call 12/01/27)	21,873	19,658,359

		582,792,374

Pipelines — 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)(a)	10,937	10,957,507
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	11,878	11,937,390
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 07/01/19)(b)	16,466	16,417,973

Security	Par (000)	Value

Pipelines (continued)
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(a)(c)	$6,853	$5,637,664
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(a)	25,508	26,413,534
5.88%, 03/31/25 (Call 10/02/24)(a)	25,858	27,797,350
7.00%, 06/30/24 (Call 01/01/24)	21,475	23,962,520
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)(a)	27,453	27,653,179
5.63%, 10/01/26 (Call 10/01/21)(b)	17,663	17,883,787
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(b)	11,394	11,199,783
5.75%, 04/01/25 (Call 04/01/20)(a)	8,196	8,282,617
6.25%, 04/01/23 (Call 06/17/19)(a)	10,438	10,612,918
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	8,760	8,693,518
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	8,928	9,071,685
5.13%, 05/15/29 (Call 02/15/29)	9,815	9,900,881
5.38%, 07/15/25 (Call 04/15/25)(a)	15,521	16,141,840
5.85%, 05/21/43 (Call 05/21/23)(b)(c)	8,952	8,229,445
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)(a)	3,267	3,243,216
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	13,017	12,511,575
4.40%, 04/01/24 (Call 01/01/24)(a)	9,050	8,924,370
4.85%, 07/15/26 (Call 04/15/26)	8,813	8,661,526
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 07/01/19)	6,833	6,617,077
6.25%, 05/15/26 (Call 02/15/21)(a)	7,604	7,019,442
6.50%, 10/01/25 (Call 10/01/20)(a)	9,816	9,334,019
6.75%, 08/01/22 (Call 07/01/19)	11,859	11,810,082
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)(a)	10,309	10,607,531
7.50%, 04/15/26 (Call 04/15/22)(b)	8,315	8,439,725
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(b)	11,850	12,075,891
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	12,390	12,769,444
NuStar Logistics LP
4.80%, 09/01/20	6,739	6,788,840
5.63%, 04/28/27 (Call 01/28/27)(a)	10,723	10,387,692
6.00%, 06/01/26 (Call 03/01/26)	2,680	2,672,094
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 06/17/19)(a)	8,180	8,071,360
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)(b)	7,237	7,279,001
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	12,981	13,240,620
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	13,788	13,805,235
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 07/01/19)(a)	9,407	9,230,619
5.00%, 01/15/28 (Call 01/15/23)	12,057	11,678,712
5.13%, 02/01/25 (Call 02/01/20)(a)	8,010	8,054,431
5.25%, 05/01/23 (Call 07/01/19)	9,089	9,179,890
5.38%, 02/01/27 (Call 02/01/22)(a)	7,900	7,939,500
5.88%, 04/15/26 (Call 04/15/21)(a)	16,413	16,966,939
6.50%, 07/15/27 (Call 07/15/22)(b)	14,037	14,759,320
6.75%, 03/15/24 (Call 09/15/19)	9,922	10,294,075
6.88%, 01/15/29 (Call 01/15/24)(a)(b)	13,336	14,252,850

		527,408,667

10

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	$17,795	$17,572,562
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 07/01/19)(a)	21,022	21,039,518
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	7,577	6,955,686
5.25%, 12/01/21 (Call 07/01/19)(a)(b)	10,314	10,173,472
9.38%, 04/01/27 (Call 04/01/22)(a)(b)	9,771	9,254,969

		64,996,207

Real Estate Investment Trusts — 2.9%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	7,210	7,300,125
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(a)	8,580	5,967,390
5.95%, 12/15/26 (Call 09/15/26)(a)	10,229	6,776,712
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)(a)	11,464	11,575,201
5.38%, 03/15/27 (Call 03/15/22)(a)	9,992	10,316,047
Equinix Inc.
5.38%, 01/01/22 (Call 07/01/19)	11,962	12,263,293
5.38%, 04/01/23 (Call 07/01/19)(a)	17,050	17,342,609
5.38%, 05/15/27 (Call 05/15/22)(a)	22,599	23,694,423
5.75%, 01/01/25 (Call 01/01/20)(a)	8,907	9,228,023
5.88%, 01/15/26 (Call 01/15/21)(a)	19,283	20,200,678
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	23,598	23,699,134
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/11/19)(a)(b)	7,895	7,912,764
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	16,652	15,652,880
5.25%, 03/15/28 (Call 12/27/22)(b)	14,471	13,711,272
5.75%, 08/15/24 (Call 06/11/19)(a)	16,403	16,297,065
6.00%, 08/15/23 (Call 06/11/19)	10,019	10,236,923
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	5,956	5,982,057
5.25%, 09/15/22 (Call 09/15/19)(a)	8,947	8,980,551
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(a)	8,324	8,104,845
5.63%, 05/01/24 (Call 02/01/24)(a)	18,402	19,011,566
5.75%, 02/01/27 (Call 11/01/26)(b)	13,668	14,122,889
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)(a)	24,152	23,850,100
5.25%, 08/01/26 (Call 08/01/21)(a)	8,603	8,718,603
6.38%, 03/01/24 (Call 07/01/19)(a)	8,656	9,034,700
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)(a)	13,232	13,150,623
4.88%, 07/15/22 (Call 07/01/19)(a)	11,277	11,371,647
4.88%, 09/01/24 (Call 09/01/19)(a)	19,848	19,805,468
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	7,256	7,189,109
4.75%, 03/15/25 (Call 09/15/24)(a)	9,325	9,231,750
5.00%, 12/15/21 (Call 09/15/21)(a)	10,849	10,938,830
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	8,788	7,607,897
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 07/01/19)(a)(b)	9,147	8,590,558

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
8.25%, 10/15/23 (Call 07/01/19)(a)	$17,381	$15,458,227

		413,323,959

Retail — 3.4%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	26,297	26,034,030
4.63%, 01/15/22 (Call 07/02/19)(a)(b)	22,199	22,221,035
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	47,450	46,620,574
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	22,839	21,616,161
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 07/01/19)(a)	5,688	5,055,999
6.75%, 01/15/22 (Call 07/01/19)(a)	7,158	6,275,544
6.75%, 06/15/23 (Call 06/17/19)(a)	7,937	6,859,836
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(b)	21,360	21,253,200
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	12,718	12,845,180
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(a)(b)	8,832	7,078,848
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	5,594	2,711,342
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	13,683	13,417,721
5.00%, 06/01/24 (Call 07/01/19)(a)(b)	18,585	18,840,544
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	17,066	17,300,850
L Brands Inc. 5.25%, 02/01/28(a)	8,833	7,894,346
5.63%, 02/15/22(a)	16,051	16,492,402
5.63%, 10/15/23(a)	8,300	8,502,312
6.63%, 04/01/21	12,558	13,140,167
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 07/01/19)(a)(b)	9,948	5,496,270
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(a)	7,984	7,924,120
5.75%, 10/01/22 (Call 07/01/19)(a)	10,044	10,167,196
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)(b)	22,942	21,321,721
7.13%, 03/15/23 (Call 07/01/19)(b)	32,351	29,054,110
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	10,667	9,805,640
QVC Inc.
4.38%, 03/15/23	12,167	12,227,373
4.45%, 02/15/25 (Call 11/15/24)	10,625	10,632,410
4.85%, 04/01/24	10,551	10,741,057
5.13%, 07/02/22	9,125	9,456,216
Rite Aid Corp., 6.13%, 04/01/23 (Call 07/01/19)(a)(b)	26,945	22,199,129
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)(b)	34,988	33,588,480
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	16,183	15,460,914
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 07/01/19)(a)	9,942	9,777,779

		482,012,506

Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	9,333	8,913,015
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	12,988	13,507,520

		22,420,535

Software — 2.8%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(a)	11,286	11,060,280
5.00%, 10/15/24 (Call 07/15/24)(a)	7,636	7,850,266

11

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
5.25%, 05/15/29 (Call 05/15/24)(b)	$3,636	$3,626,910
5.88%, 06/15/26 (Call 06/15/21)(a)	8,703	9,018,484
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	17,894	17,267,710
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)(b)	11,274	11,567,929
10.25%, 02/15/27 (Call 02/15/22)(b)	13,263	13,646,758
First Data Corp.
5.00%, 01/15/24 (Call 06/11/19)(a)(b)	25,842	26,391,142
5.38%, 08/15/23 (Call 06/11/19)(b)	19,176	19,455,251
5.75%, 01/15/24 (Call 06/11/19)(a)(b)	28,257	28,998,746
Infor U.S. Inc., 6.50%, 05/15/22 (Call 06/17/19)	28,561	28,899,448
IQVIA Inc.
4.88%, 05/15/23 (Call 07/01/19)(b)	15,533	15,758,073
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	19,536	19,877,880
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	10,745	10,899,835
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	8,490	8,657,253
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	12,593	12,915,696
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	10,040	10,554,550
5.75%, 08/15/25 (Call 08/15/20)(b)	12,373	12,900,786
Open Text Corp.
5.63%, 01/15/23 (Call 07/01/19)(b)	12,504	12,727,900
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	15,884	16,543,034
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	20,653	17,968,110
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 07/01/19)(a)(b)	30,378	32,797,693
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	34,605	34,952,088
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 06/11/19)(a)(b)	7,539	7,024,228
10.50%, 02/01/24 (Call 06/11/19)(a)(b)	12,997	10,755,018

		402,115,068

Telecommunications — 10.3%
Altice France SA/France
6.25%, 05/15/24 (Call 07/15/19)(a)(b)	25,387	25,798,929
7.38%, 05/01/26 (Call 05/01/21)(b)	88,046	86,009,936
Anixter Inc., 5.13%, 10/01/21(a)	6,870	6,995,378
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	16,751	16,653,286
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	7,723	7,912,857
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(a)	9,479	9,144,542
Series S, 6.45%, 06/15/21(a)	20,860	21,694,400
Series T, 5.80%, 03/15/22	22,341	22,725,265
Series W, 6.75%, 12/01/23(a)	11,725	12,297,327
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	17,303	18,406,066
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)(b)	10,814	9,432,512
CommScope Inc.
5.00%, 06/15/21 (Call 06/11/19)(a)(b)	10,253	10,188,919
5.50%, 03/01/24 (Call 03/01/21)(b)	21,189	21,203,898
5.50%, 06/15/24 (Call 06/15/19)(b)	11,121	10,381,917
6.00%, 03/01/26 (Call 03/01/22)(b)	24,456	24,394,860
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	17,728	17,550,720
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	12,030	10,214,072
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	25,459	23,263,161
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(a)	11,076	6,257,940

Security	Par (000)	Value

Telecommunications (continued)
7.13%, 01/15/23	$12,829	$7,879,145
7.63%, 04/15/24(a)	10,534	6,010,964
8.00%, 04/01/27 (Call 04/01/22)(b)	29,074	30,164,275
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	27,837	26,723,520
8.75%, 04/15/22	6,540	4,517,272
10.50%, 09/15/22 (Call 06/15/22)	38,699	28,008,401
11.00%, 09/15/25 (Call 06/15/25)	63,232	39,967,683
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	10,597	10,818,875
Hughes Satellite Systems Corp.
5.25%, 08/01/26(a)	11,882	11,855,622
6.63%, 08/01/26(a)	13,337	13,332,369
7.63%, 06/15/21(a)	15,407	16,423,696
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 07/01/19)(b)	17,800	17,946,850
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	6,984	7,342,658
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	21,151	18,480,686
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 07/01/19)	34,696	31,052,920
8.00%, 02/15/24 (Call 07/01/19)(a)(b)	22,582	23,534,960
8.50%, 10/15/24 (Call 10/15/20)(a)(b)	50,232	48,976,200
9.50%, 09/30/22(a)(b)	7,647	8,853,241
9.75%, 07/15/25 (Call 07/15/21)(b)	24,816	24,971,100
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 07/16/19)(a)	15,841	11,445,123
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	9,853	10,364,535
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 07/01/19)(a)	12,661	12,715,673
5.25%, 03/15/26 (Call 03/15/21)(a)	13,379	13,390,403
5.38%, 08/15/22 (Call 07/01/19)	16,935	16,999,036
5.38%, 01/15/24 (Call 07/01/19)(a)	15,725	15,764,312
5.38%, 05/01/25 (Call 05/01/20)(a)	14,458	14,530,290
5.63%, 02/01/23 (Call 07/01/19)(a)	8,188	8,228,940
6.13%, 01/15/21 (Call 07/01/19)	7,175	7,199,996
Nokia OYJ
3.38%, 06/12/22(a)	7,609	7,589,502
4.38%, 06/12/27(a)	9,323	9,175,386
Qwest Corp., 6.75%, 12/01/21(a)	16,290	17,156,628
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(b)	8,146	7,989,444
Sprint Communications Inc.
6.00%, 11/15/22	39,286	40,169,935
7.00%, 08/15/20	22,843	23,665,867
11.50%, 11/15/21	16,200	18,453,420
Sprint Corp.
7.13%, 06/15/24	42,276	44,038,203
7.25%, 09/15/21	38,354	40,319,642
7.63%, 02/15/25 (Call 11/15/24)	25,254	26,794,494
7.63%, 03/01/26 (Call 11/01/25)	25,373	26,863,664
7.88%, 09/15/23	71,330	76,501,425
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	27,952	27,683,661
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	17,766	18,119,010
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	8,973	9,039,484
4.50%, 02/01/26 (Call 02/01/21)	16,275	16,071,562
4.75%, 02/01/28 (Call 02/01/23)	25,619	25,434,799
5.13%, 04/15/25 (Call 04/15/20)	8,706	8,847,473
5.38%, 04/15/27 (Call 04/15/22)	8,596	8,937,175
6.00%, 03/01/23 (Call 06/11/19)	15,485	15,818,895

12

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.00%, 04/15/24 (Call 06/11/19)	$17,338	$18,009,847
6.38%, 03/01/25 (Call 09/01/19)(a)	31,830	32,987,020
6.50%, 01/15/24 (Call 06/11/19)(a)	12,254	12,667,573
6.50%, 01/15/26 (Call 01/15/21)(a)	34,761	36,672,855
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	10,895	10,613,870
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	11,386	11,528,325
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(a)(b)	34,718	33,174,785

		1,472,348,674

Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	25,744	25,422,200

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 07/01/19)(b)	7,453	4,637,629
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	8,441	8,493,756
6.50%, 06/15/22 (Call 07/01/19)(b)	19,688	19,994,507
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	18,197	18,720,164

		51,846,056

Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd.
5.25%, 05/15/24 (Call 04/15/24)(b)	1,908	1,982,031
5.50%, 01/15/23 (Call 12/15/22)(b)	868	901,765
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Call 07/15/22)(a)(b)	2,380	2,475,200

		5,358,996

Total Corporate Bonds & Notes — 98.3% (Cost: $14,628,164,992)		14,081,745,782

Security	Par/ Shares (000)	Value
Short-Term Investments

Money Market Funds — 22.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(f)(g)(h)	$3,076,799	$3,078,029,684
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(f)(g)	87,139	87,138,879

		3,165,168,563

Total Short-Term Investments — 22.1% (Cost: $3,163,991,866)		3,165,168,563

Total Investments in Securities — 120.4% (Cost: $17,792,156,858)		17,246,914,345

Other Assets, Less Liabilities — (20.4)%		(2,927,306,666)

Net Assets — 100.0%		$14,319,607,679

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,540,731	(463,932)	3,076,799	$3,078,029,684	$4,581,383	(a)	$22,087	$(5,743)
BlackRock Cash Funds: Treasury, SL Agency Shares	195,221	(108,082)	87,139	87,138,879	578,445		—	—

				$3,165,168,563	$5,159,828		$22,087	$(5,743)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

13

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$14,081,745,782	$—	$14,081,745,782
Money Market Funds	3,165,168,563	—	—	3,165,168,563

	$3,165,168,563	$14,081,745,782	$—	$17,246,914,345

14